Convertible Preferred Stock (Details)	12 Months Ended
	Dec. 31, 2021 item shares	Dec. 31, 2020 shares
Convertible preferred stock
Convertible Preferred Stock
Number of series | item	4
Shares Outstanding | shares	0	107,197,118
Class A Common Stock
Convertible Preferred Stock
Business combination conversion ratio	1.0383
Class B Common Stock
Convertible Preferred Stock
Business combination conversion ratio	1.0383